Summary of Significant Accounting Policies (Details 4) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Calculation of earnings per share common stock anti-dilutive securities	6,102,000	6,022,000	5,995,606	6,256,355	9,669,986
Long Term Investor Rights [Member]
Calculation of earnings per share common stock anti-dilutive securities			400,057	1,021,021
Underwriter's Warrants [Member]
Calculation of earnings per share common stock anti-dilutive securities			802,000	805,000
Convertible Notes Payable [Member]
Calculation of earnings per share common stock anti-dilutive securities					6,248,652
Warrants Associated with Convertible Debt [Member]
Calculation of earnings per share common stock anti-dilutive securities			1,038,403	1,178,707	1,180,766
Common Stock Options [Member]
Calculation of earnings per share common stock anti-dilutive securities			3,472,146	3,251,627	2,240,568
Restricted Stock Units [Member]
Calculation of earnings per share common stock anti-dilutive securities			190,000
Employee Stock Purchase Plan [Member]
Calculation of earnings per share common stock anti-dilutive securities			93,000